CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 7
Ordinary shares, par value per share		0.015		0.015
Ordinary shares, shares authorized	16,333,333	16,333,333	16,333,333	16,333,333
Ordinary shares, shares issued	8,918,647	8,918,647	8,918,647	8,918,647
Ordinary shares, shares outstanding	8,918,647	8,918,647	8,918,647	8,918,647